UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth and Income Fund
January 31, 2017 (Unaudited)

Common Stocks - 98.8%	Shares		Value ($)
Automobiles & Components - .5%
Delphi Automotive	27,561		1,930,924
Goodyear Tire & Rubber	80,447		2,605,678
			4,536,602
Banks - 7.5%
Bank of America	703,225		15,921,014
BB&T	112,063		5,176,190
JPMorgan Chase & Co.	322,703		27,310,355
PNC Financial Services Group	41,831		5,038,962
SunTrust Banks	71,818		4,080,699
U.S. Bancorp	133,031		7,004,082
			64,531,302
Capital Goods - 6.8%
Eaton	53,578		3,792,251
Fortive	71,616		3,961,081
Honeywell International	151,947		17,978,369
Quanta Services	79,449	[a]	2,851,425
Raytheon	116,836		16,843,078
United Technologies	116,874		12,817,572
			58,243,776
Consumer Services - .9%
Carnival	35,962		1,991,576
Starbucks	96,470		5,327,073
			7,318,649
Diversified Financials - 9.1%
American Express	50,956		3,892,019
Ameriprise Financial	16,247		1,824,051
Berkshire Hathaway, Cl. B	121,224	[a]	19,897,707
CME Group	68,354		8,276,302
E*TRADE Financial	39,632	[a]	1,484,218
Goldman Sachs Group	63,027		14,453,352
Morgan Stanley	81,074		3,444,834
Synchrony Financial	406,056		14,544,926
Voya Financial	242,878		9,768,553
			77,585,962

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Energy - 7.5%
EOG Resources	106,432		10,811,363
Kinder Morgan	160,613		3,588,094
Marathon Petroleum	61,986		2,978,427
Occidental Petroleum	201,554		13,659,315
Phillips 66	109,141		8,908,088
Pioneer Natural Resources	24,363		4,390,944
Schlumberger	129,808		10,866,228
Superior Energy Services	215,771		3,812,674
Valero Energy	81,137		5,335,569
			64,350,702
Exchange-Traded Funds - .4%
iShares Russell 1000 Growth ETF	27,461		2,975,399
Food & Staples Retailing - 2.0%
Costco Wholesale	58,215		9,544,349
Walgreens Boots Alliance	96,654		7,919,829
			17,464,178
Food, Beverage & Tobacco - 7.2%
Coca-Cola	322,706		13,414,888
Coca-Cola European Partners	114,779		3,963,319
Conagra Brands	222,167		8,684,508
Kellogg	211,359		15,367,913
Kraft Heinz	58,364		5,211,322
Molson Coors Brewing, Cl. B	158,409		15,289,637
			61,931,587
Health Care Equipment & Services - 6.4%
Abbott Laboratories	107,044		4,471,228
Aetna	48,270		5,725,305
AmerisourceBergen	45,409		3,963,298
Boston Scientific	319,965	[a]	7,698,358
Danaher	90,022		7,554,646
DENTSPLY SIRONA	55,695		3,157,907
UnitedHealth Group	137,554		22,297,503
			54,868,245
Insurance - 1.9%
Chubb	38,646		5,081,563
Hartford Financial Services Group	40,294		1,962,721
Prudential Financial	89,172		9,372,869
			16,417,153
Materials - 5.2%
CF Industries Holdings	148,290	[b]	5,233,154

Common Stocks - 98.8% (continued)	Shares		Value ($)
Materials - 5.2% (continued)
Dow Chemical	174,501		10,405,495
Martin Marietta Materials	23,548		5,406,621
Newmont Mining	109,306		3,965,622
Nucor	87,238		5,067,655
Packaging Corporation of America	58,306		5,374,647
Vulcan Materials	73,004		9,368,603
			44,821,797
Media - 5.6%
CBS, Cl. B	92,240		5,948,558
Charter Communications, Cl. A	24,134	[a]	7,818,209
Comcast, Cl. A	187,059		14,107,990
Omnicom Group	115,327		9,877,758
Time Warner	108,331		10,491,857
			48,244,372
Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
BioMarin Pharmaceutical	64,568	[a]	5,658,094
Bristol-Myers Squibb	39,645		1,948,948
Celgene	79,748	[a]	9,262,730
Eli Lilly & Co.	158,114		12,179,521
Merck & Co.	215,660		13,368,763
Neurocrine Biosciences	35,077	[a]	1,505,154
Pfizer	122,225		3,878,199
TESARO	18,792	[a,b]	3,060,089
Zoetis	54,126		2,973,682
			53,835,180
Real Estate - 1.4%
Communications Sales & Leasing	239,411	[c]	6,291,721
Lamar Advertising, Cl. A	70,774	[b,c]	5,344,852
			11,636,573
Retailing - 5.7%
Amazon.com	19,047	[a]	15,684,824
Home Depot	58,569		8,057,923
Priceline Group	6,115	[a]	9,631,920
Staples	301,556		2,774,315
The TJX Companies	48,847		3,659,617
Ulta Beauty	33,340	[a]	9,077,815
			48,886,414
Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials	105,767		3,622,520
Broadcom	38,298		7,640,451

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 4.0% (continued)
Microchip Technology	47,088	[b]	3,171,377
Texas Instruments	264,708		19,996,042
			34,430,390
Software & Services - 12.0%
Alphabet, Cl. A	14,783	[a]	12,124,869
Alphabet, Cl. C	18,220	[a]	14,517,514
Citrix Systems	61,497	[a]	5,607,911
Facebook, Cl. A	127,873	[a]	16,664,409
Fortinet	93,287	[a]	3,102,726
Intuit	47,674		5,653,183
Microsoft	302,583		19,561,991
Oracle	238,349		9,560,178
salesforce.com	73,424	[a]	5,807,838
ServiceNow	27,982	[a]	2,535,729
Splunk	55,661	[a]	3,220,545
Square, Cl. A	132,639	[a]	1,939,182
Teradata	65,782	[a,b]	1,931,360
			102,227,435
Technology Hardware & Equipment - 3.4%
Apple	41,612		5,049,616
Cisco Systems	398,538		12,243,087
Corning	216,958		5,747,217
Harris	26,690		2,741,330
Western Digital	40,344		3,216,627
			28,997,877
Telecommunication Services - 2.5%
AT&T	336,008		14,166,097
T-Mobile US	62,029	[a]	3,862,546
Vodafone Group, ADR	116,894	[b]	2,910,661
			20,939,304
Transportation - 1.9%
Delta Air Lines	179,716		8,489,784
Union Pacific	71,532		7,623,881
			16,113,665
Utilities - .6%
NRG Yield, Cl. C	290,642		4,926,382
Total Common Stocks (cost $654,368,890)			845,282,944

Other Investment - 1.4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $11,735,506)	11,735,506 [d]	11,735,506
Investment of Cash Collateral for Securities Loaned - 1.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $11,166,831)	11,166,831 [d]	11,166,831
Total Investments (cost $677,271,227)	101.5%	868,185,281
Liabilities, Less Cash and Receivables	(1.5%)	(12,554,918)
Net Assets	100.0%	855,630,363

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At January 31, 2017, the value of the fund’s securities on loan was $18,416,915 and the value of the collateral held by the fund was $18,680,038, consisting of cash collateral of $11,166,831 and U.S. Government & Agency securities valued at $7,513,207.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	12.0
Diversified Financials	9.1
Banks	7.5
Energy	7.5
Food, Beverage & Tobacco	7.2
Capital Goods	6.8
Health Care Equipment & Services	6.4
Pharmaceuticals, Biotechnology & Life Sciences	6.3
Retailing	5.7
Media	5.6
Materials	5.2
Semiconductors & Semiconductor Equipment	4.0
Technology Hardware & Equipment	3.4
Money Market Investments	2.7
Telecommunication Services	2.5
Food & Staples Retailing	2.0
Insurance	1.9
Transportation	1.9
Real Estate	1.4
Consumer Services	.9
Utilities	.6
Automobiles & Components	.5
Exchange-Traded Funds	.4
101.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Growth and Income Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	831,756,433	-	-	831,756,433
Equity Securities—
Foreign Common
Stocks†	10,551,112	-	-	10,551,112
Exchange-Traded Funds	2,975,399	-	-	2,975,399
Registered Investment
Companies	22,902,337	-	-	22,902,337

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At January 31, 2017, accumulated net unrealized appreciation on investments was $190,914,054, consisting of $198,959,456 gross unrealized appreciation and $8,045,402 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)